Shareholder Report, Holdings (Details)	Jun. 30, 2026
TFA Tactical Income Fund (Class I) | State Street SPDR Bloomberg High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.64%
TFA Tactical Income Fund (Class I) | iShares iBoxx USD High Yield Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.06%
TFA Tactical Income Fund (Class I) | State Street SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.81%
TFA Tactical Income Fund (Class I) | ProShares UltraShort 20+ Year Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.25%
TFA Tactical Income Fund (Class I) | iShares Core U.S. Aggregate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
TFA Tactical Income Fund (Class I) | ProShares Short 7-10 Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.21%
TFA Tactical Income Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.63%
TFA Tactical Income Fund (Class I) | Return Stacked Bonds & Managed Futures ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.54%
TFA Tactical Income Fund (Class I) | ProShares High Yield-Interest Rate Hedged ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
TFA Tactical Income Fund (Class I) | iShares Fallen Angels USD Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.51%
TFA Tactical Income Fund (Class I) | Debt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	75.47%
TFA Tactical Income Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	15.35%
TFA Tactical Income Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
TFA Tactical Income Fund (Class I) | Commodity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.13%
TFA Tactical Income Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.25%
Tactical Allocation Fund (Class I) | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.39%
Tactical Allocation Fund (Class I) | HCM Defender 100 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.35%
Tactical Allocation Fund (Class I) | HCM Defender 500 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.31%
Tactical Allocation Fund (Class I) | Direxion HCM Tactical Enhanced US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.08%
Tactical Allocation Fund (Class I) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.92%
Tactical Allocation Fund (Class I) | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
Tactical Allocation Fund (Class I) | FT Vest Laddered Buffer ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Tactical Allocation Fund (Class I) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.56%
Tactical Allocation Fund (Class I) | Federated Hermes Treasury Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.51%
Tactical Allocation Fund (Class I) | Oruka Therapeutics, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.47%
Tactical Allocation Fund (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.36%
Tactical Allocation Fund (Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.18%
Tactical Allocation Fund (Class I) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Tactical Allocation Fund (Class I) | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.89%
Tactical Allocation Fund (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.33%
Tactical Allocation Fund (Class I) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.31%
Tactical Allocation Fund (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Tactical Allocation Fund (Class I) | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.84%
Tactical Allocation Fund (Class I) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.45%
Tactical Allocation Fund (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.34%
Tactical Allocation Fund (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.07%
Tactical Allocation Fund (Class I) | Debt Funds [Member]
Holdings [Line Items]
Percent of Total Investments	5.03%
Tactical Allocation Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	31.52%
Tactical Allocation Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Total Investments	33.16%
Tactical Allocation Fund (Class I) | Commodity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.84%
Tactical Allocation Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.51%
Tactical Allocation Fund (Class I) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.97%
TFA Quantitative Fund (Class I) | Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.78%
TFA Quantitative Fund (Class I) | HCM Defender 100 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.25%
TFA Quantitative Fund (Class I) | HCM Defender 500 Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.84%
TFA Quantitative Fund (Class I) | Direxion HCM Tactical Enhanced US ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
TFA Quantitative Fund (Class I) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.73%
TFA Quantitative Fund (Class I) | FT Vest Laddered Buffer ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
TFA Quantitative Fund (Class I) | iShares U.S. Technology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.31%
TFA Quantitative Fund (Class I) | Direxion NASDAQ-100 Equal Weighted Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.74%
TFA Quantitative Fund (Class I) | ProShares Ultra S&P500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
TFA Quantitative Fund (Class I) | Innovator Laddered Allocation Buffer ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%
TFA Quantitative Fund (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.79%
TFA Quantitative Fund (Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.07%
TFA Quantitative Fund (Class I) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.88%
TFA Quantitative Fund (Class I) | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.72%
TFA Quantitative Fund (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.81%
TFA Quantitative Fund (Class I) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.17%
TFA Quantitative Fund (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%
TFA Quantitative Fund (Class I) | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
TFA Quantitative Fund (Class I) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.81%
TFA Quantitative Fund (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.76%
TFA Quantitative Fund (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.62%
TFA Quantitative Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	53.15%
TFA Quantitative Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Total Investments	23.66%
TFA Quantitative Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	7.37%
TFA Quantitative Fund (Class I) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	1.29%
TFA AlphaGen Fund (Class I) | Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.08%
TFA AlphaGen Fund (Class I) | Fidelity Government Portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
TFA AlphaGen Fund (Class I) | FT Vest Laddered Buffer ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
TFA AlphaGen Fund (Class I) | Direxion NASDAQ-100 Equal Weighted Index ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.51%
TFA AlphaGen Fund (Class I) | Innovator Laddered Allocation Buffer ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
TFA AlphaGen Fund (Class I) | FT Vest Buffered Allocation Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
TFA AlphaGen Fund (Class I) | State Street Technology Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.66%
TFA AlphaGen Fund (Class I) | ProShares Ultra QQQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
TFA AlphaGen Fund (Class I) | State Street Energy Select Sector SPDR ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.09%
TFA AlphaGen Fund (Class I) | iShares U.S. Broker-Dealers & Securities Exchanges ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%
TFA AlphaGen Fund (Class I) | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.93%
TFA AlphaGen Fund (Class I) | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.06%
TFA AlphaGen Fund (Class I) | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.49%
TFA AlphaGen Fund (Class I) | Financials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.21%
TFA AlphaGen Fund (Class I) | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.45%
TFA AlphaGen Fund (Class I) | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.23%
TFA AlphaGen Fund (Class I) | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.99%
TFA AlphaGen Fund (Class I) | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.54%
TFA AlphaGen Fund (Class I) | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.53%
TFA AlphaGen Fund (Class I) | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.98%
TFA AlphaGen Fund (Class I) | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.24%
TFA AlphaGen Fund (Class I) | Equity Funds [Member]
Holdings [Line Items]
Percent of Total Investments	60.08%
TFA AlphaGen Fund (Class I) | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
TFA AlphaGen Fund (Class I) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
TFA AlphaGen Fund (Class I) | Alternative Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.47%